Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000711080
Touchstone Mid Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Mid Cap Value Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Touchstone Mid Cap Value Opportunities Fund
Supplement Text	ck0000711080_SupplementTextBlock

November 21, 2013

TOUCHSTONE STRATEGIC TRUST

Touchstone Mid Cap Value Opportunities Fund

Supplement to the Prospectus and Summary Prospectus dated October 30, 2013

On November 21, 2013, at a joint meeting of the Board of Trustees (the “Board”) of Touchstone Strategic Trust (“TST”) and Touchstone Funds Group Trust (“TFGT”, and collectively with TST, the “Trusts”), the Board, including those Trustees who are not “interested persons” of the Trusts as such term is defined in the Investment Company Act of 1940, as amended, approved two proposals relating to the Touchstone Mid Cap Value Opportunities Fund, a series of TST (the “Mid Cap Value Opps Fund”).

The Board first approved the selection of Lee Munder Capital Group, LLC (“LMCG”) as sub-advisor to the Mid Cap Value Opps Fund.  As of close of business on November 21, 2013, Thompson Siegel & Walmsley LLC (“TS&W”) will be replaced by LMCG as the sub-advisor to the Fund. In selecting LMCG as sub-advisor, the Board considered, among other factors, the nature, extent, and quality of the management services proposed by LMCG; the experience of the personnel providing those services; the history of LMCG's investment performance relating to the services; and the fees associated with those services. The resulting changes to the Mid Cap Value Opps Fund's summary prospectus and prospectus are discussed below in the section “Change in Sub-Advisor”.

The Board then approved the reorganization of the Mid Cap Value Opps Fund, a series of TST, into the Touchstone Mid Cap Value Fund, a series of TFGT (the “Mid Cap Value Fund”, and collectively with the Mid Cap Value Opps Fund, the “Funds”). The proposal was approved pursuant to an agreement and plan of reorganization (the “Agreement”).  In making their decision, the Board carefully considered the recommendation of the Funds' investment advisor, Touchstone Advisors, Inc. (the “Advisor”), that the reorganization was advisable due, in part, to the Funds' similar investment goals and investment strategies and comparable expenses.

Please contact your financial advisor or Touchstone Investments at 800.543.0407 if you have any questions.

P.O. Box 9878 • Providence, RI 02940-8078

Phone: 800.543.0407 • www.TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Investment Strategy, Heading	rr_StrategyHeading	The Fund's Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The section entitled, “The Fund's Principal Investment Strategies”, is replaced with the following:

The Fund invests, under normal conditions, at least 80% of its net assets (including borrowings for investment purposes) in common stocks of medium capitalization companies.  This is a non-fundamental policy that the Fund can change upon 60 days' prior notice to shareholders.  For purposes of the Fund, a medium capitalization company has a market capitalization within the range of market capitalization represented in the Russell Midcap Index (between $298 million and $20.37 billion as of November 30, 2012) at the time of purchase.  The size of the companies in the Russell Midcap Index will change with market conditions.

The sub-advisor, Lee Munder Capital Group, LLC (“LMCG” or “Sub-Advisor”) employs a fundamental investment process which seeks to identify companies which it believes are selling at a discount to their intrinsic value.  In the first step of the investment process, LMCG employs five valuation screens that seek to identify the most attractively priced mid-cap securities.  In evaluating and selecting potential investments for the Fund, LMCG completes in-depth research and analysis on the securities that pass the valuation screens in an effort to identify leading companies selling at attractive valuations.  The research and analysis include an examination of financial statements and assessments of the management team, the company's competitive strategy and its current market position.  LMCG generally limits the Fund's weight in a sector to 10% over or under the sector's weight in the Russell Midcap Value Index, except for the financial sector, which may be underweighted by up to 15%.  The Fund will hold approximately 60 to 80 securities.  LMCG will generally sell a security when it no longer passes the valuation screens, reaches a price target, or its prospects for appreciation have diminished.

Risk, Heading	rr_RiskHeading	The Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The following risks are removed from the section entitled, “The Principal Risks”: Small Cap Risk, Portfolio Turnover Risk, Preferred Stock Risk, and Sector Focus Risk.
Supplement Closing	ck0000711080_SupplementClosingTextBlock	Please retain this Supplement for future reference.